Fair Value Measurements - Schedule of simulation model for the private placement warrants and public warrants (Details)	Mar. 31, 2022 yr d	Dec. 31, 2021 d yr
Fair value of underlying instrument
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	1.49	2.43
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	2.43	1.22
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output | yr	4.44	4.7
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	75	65
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Output	0	0